Acquisition of Patents - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended	115 Months Ended	121 Months Ended
	May 31, 2013	Oct. 31, 2012	Nov. 30, 2012	May 31, 2013	May 31, 2013	Nov. 30, 2013
Business Acquisition [Line Items]
Asset purchase, cash paid		$ 3,500,000
Intangible asset acquired	3,500,000		3,500,000	3,500,000	3,500,000	3,500,000
Estimated life				10 years
Amortization expense related to intangible patents				219,000
Estimated aggregate future amortization expense in year one	350,000			350,000	350,000
Estimated aggregate future amortization expense in year two	350,000			350,000	350,000
Estimated aggregate future amortization expense in year three	350,000			350,000	350,000
Estimated aggregate future amortization expense in year four	350,000			350,000	350,000
Estimated aggregate future amortization expense in year five	$ 350,000			$ 350,000	$ 350,000